Segmental information	12 Months Ended
Dec. 31, 2017
Disclosure Of Segmental Information [Line Items]
Disclosure of entity's operating segments [text block]
15.	Segmental information

Operating segments have been identified on the basis of internal reports about components of the group that are regularly reviewed by the group’s chief operating decision maker. The operating segments included in internal reports are determined on the basis of their significance to the group. In particular, operating mines are reported as separate segments and exploration projects that have significant capitalized expenditure or other fixed assets are also reported separately. The Kibali and Morila joint ventures are included on a line by line basis, reflecting internal reporting. Other parts of the group, including the RAL 1 Limited and RAL 2 Limited joint ventures, are included within corporate and exploration. The group’s chief operating decision maker is considered by management to be the board of directors. An analysis of the group’s business segments, excluding intergroup transactions, is set out below. Major end customers are not identifiable because all gold is sold to an agent.

Country of operation	Mali			Côte d’Ivoire	DRC	Jersey
$000	Group’s 40% share of Morila	Loulo	Gounkoto	Tongon	Group’s effective 45% share of Kibali Jersey	Corporate and exploration	Inter company eliminations	Sub-total	Joint venture adjustments	Total
Year ended December 31, 2017
Total revenue	34,429	544,941	366,510	368,765	339,683	-		1,654,329	374,112	1,280,217
Mining and processing costs excluding depreciation	(24,722)	(198,834)	(139,598)	(186,508)	(195,554)	11,957	-	(733,259)	208,320	(524,939)
Depreciation and amortization	(6,592)	(106,255)	(10,506)	(65,304)	(123,679)	(835)	-	(313,171)	130,271	(182,900)
Mining and processing costs	(31,314)	(305,089)	(150,104)	(251,812)	(319,233)	11,122	-	(1,046,430)	338,591	(707,839)
Royalties	(2,064)	(32,616)	(21,991)	(11,055)	(14,361)	-	-	(82,087)	16,424	(65,663)
Exploration and corporate expenditure	-	(3,874)	(1,228)	(1,979)	(1,764)	(40,704)	-	(49,549)	1,764	(47,785)
Other (expenses)/income	(530)	(20,193)	(6,297)	(8,922)	(16,274)	22,364	-	(29,852)	36,915	7,063
Finance costs	(432)	(12,096)	(208)	(643)	(2,739)	6,327	11,407	1,616	(4,723)	(3,107)
Finance Income	7	25	4	1,066	2,074	16,607	(11,407)	8,376	(2,358)	6,018
Share of profits equity accounted joint ventures	-	-	-	-	-	-	-	-	11,950	11,950
Profit before income tax	96	171,098	186,686	95,420	(12,613)	15,716	-	456,404	24,450	480,854
Income tax expense	-	(51,399)	(55,744)	(27,721)	24,450	(10,943)	-	(121,357)	(24,450)	(145,807)
Net profit	96	119,699	130,942	67,699	11,837	4,773	-	335,047	-	335,047
Capital expenditure	(4,204)	(104,700)	(49,738)	(9,131)	(111,608)	(32,410)	-	(311,791)	115,812	(195,979)
Total assets	27,625	1,419,695	239,693	504,841	1,501,756	2,180,571	-	5,874,181	(1,570,712)	4,303,469
Total external liabilities	(24,940)	(111,979)	(48,883)	(78,835)	(83,159)	(49,125)	-	(396,920)	88,485	(308,435)
Year ended December 31, 2016
Total revenue	26,035	524,357	357,171	319,249	319,218	-		1,546,029	(345,252)	1,200,777
Mining and processing costs excluding depreciation	(21,744)	(200,489)	(146,574)	(187,839)	(172,709)	13,683	-	(715,673)	180,771	(534,902)
Depreciation and amortization	(3,785)	(105,236)	(23,513)	(45,704)	(102,718)	(11,335)		(292,292)	116,949	(175,343)
Mining and processing costs	(25,529)	(305,725)	(170,088)	(233,544)	(275,427)	2,348		(1,007,965)	297,720	(710,245)
Royalties	(1,544)	(31,384)	(21,430)	(9,562)	(14,839)	-		(78,760)	16,383	(62,377)
Exploration and corporate expenditure	-	(2,435)	(1,026)	(1,221)	(1,809)	(36,520)		(43,010)	1,809	(41,202)
Other (expenses)/income	(5,151)	(16,750)	(23,004)	(4,204)	(13,872)	32,151		(30,830)	30,823	(7)
Finance costs	(317)	(14,693)	(149)	(486)	(3,282)	6,355	14,108	1,536	(4,729)	(3,193)
Finance income	6	24	3	20	3,985	15,960	(14,108)	5,889	(4,336)	1,553
Share of profits of equity accounted joint ventures	-	-	-	-	-	-	-	-	17,299	17,299
Profit before income tax	(6,501)	153,393	141,478	70,252	13,974	20,294	-	392,889	9,716	402,605
Income tax expense	(617)	(46,072)	(42,444)	(17,563)	10,333	(2,306)		(98,668)	(9,716)	(108,384)
Net profit	(7,118)	107,321	99,034	52,689	24,307	17,988	-	294,221	-	294,221
Capital expenditure	(444)	(144,363)	(3,800)	(15,446)	(56,222)	(7,174)	-	(227,449)	(56,666)	(170,783)
Total assets	29,546	1,399,837	204,375	536,014	1,501,737	1,931,345	-	5,602,854	(1,561,896)	4,040,958
Total external liabilities	(31,520)	(128,557)	(38,842)	(69,878)	(111,293)	(64,501)	-	(444,591)	158,355	(286,236)
Year ended December 31, 2015
Total revenue	57,197	406,643	317,524	277,253	336,272	-	-	1,394,889	(393,469)	1,001,420
Mining and processing costs excluding depreciation	(31,583)	(236,439)	(145,952)	(193,504)	(161,191)	12,677	-	(755,992)	180,097	(575,895)
Depreciation and amortization	(9,335)	(98,761)	(6,705)	(44,362)	(87,275)	(10,141)		(256,579)	105,677	(150,902)
Mining and processing costs	(40,918)	(335,200)	(152,657)	(237,866)	(248,466)	2,536	-	(1,012,571)	285,774	(726,797)
Royalties	(1,419)	(24,329)	(19,052)	(8,292)	(13,588)	-	-	(66,680)	15,007	(51,673)
Exploration and corporate expenditure	-	(2,079)	(1,064)	(1,206)	(3,390)	(41,146)	-	(48,885)	3,818	(45,067)
Other (expenses)/income	(4,520)	(9,727)	(12,533)	(2,487)	(1,290)	32,599	-	2,042	7,849	9,891
Finance costs	(399)	(13,428)	(171)	(1,734)	4,839	(3,544)	13,208	(1,229)	(3,182)	(4,411)
Finance income	1	17	3	10	4,108	13,291	(13,208)	4,222	(4,110)	112
Share of profits of equity accounted joint ventures	-	-	-	-	-	-	-	-	77,303	77,303
Profit before income tax	9,942	21,897	132,050	25,678	78,485	3,736	-	271,788	(11,010)	260,778
Income tax expense	(2,982)	(4,013)	(39,615)	(4,342)	(8,028)	(33)	-	(59,013)	11,010	(48,003)
Net profit	6,960	17,884	92,435	21,336	70,457	3,703	-	212,775	-	212,775
Capital expenditure	(2,924)	(192,271)	(3,087)	(18,573)	(123,728)	(4,107)	-	(344,690)	128,652	(216,038)
Total assets	37,370	1,409,986	196,388	472,724	1,517,381	1,620,700	-	5,254,549	(1,517,229)	3,737,320
Total external liabilities	(32,124)	(126,380)	(33,850)	(43,514)	(121,790)	(52,051)	-	(409,709)	167,459	(242,250)

The segmental information in respect of the group’s joint ventures is presented using the proportionate consolidation method for a joint venture to reflect the way information is reported to the board. The joint ventures are accounted for using the equity method of accounting under IFRS as a result of holding rights to the net assets of the arrangements as a whole rather than rights to the assets, and obligations for the liabilities, relating to the arrangement.

Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Disclosure of entity's operating segments [text block]
20. SEGMENTAL INFORMATION

Operating segments have been identified on the basis of internal reports about components of the group that are regularly reviewed by the group’s chief operating decision maker. The operating segments included in the internal reports are determined on the basis of their significance to the group. In particular, the operating mine is reported as a separate segment. KAS is included within the corporate segment. The group’s chief operating decision maker is considered by management to be the board of directors. An analysis of the group’s business segments, excluding intergroup transactions, is set out below. Major customers are not identifiable because all gold is sold through an agent.

Country of operation	DRC	Jersey

$000	Kibali	Corporate	Intercompany eliminations and consolidation entries	Total
Year ended December 31, 2017
Profit and loss
Total revenue	754,852	-	-	754,852
Mining and processing costs excluding
depreciation	(436,054)	-	1,489	(434,565)
Depreciation and amortization	(240,345)	(2,494)	(21,575)	(264,415)
Mining and processing costs	(676,399)	(2,494)	(20,086)	(698,980)
Royalties	(31,913)	-	-	(31,913)
Exploration and corporate expenditure	(7,089)	(1,116)	-	(8,205)
Other (expenses)/income and JV profit	(54,042)	758	(1,489)	(54,772)
Finance costs	(163,730)	-	158,252	(5,478)
Finance income	1,464	13,861	(11,178)	4,147
(Loss)/profit before income tax	(176,857)	11,009	125,499	(40,349)
Income tax expense	54,333	-	-	54,333
Net (loss)/profit for the year	(122,524)	11,009	125,499	13,984
Capital expenditure	246,406		-	246,406
Total assets	2,969,999	9,514,687	(9,481,173)	3,003,512
Total liabilities	(3,093,485)	(5,778,281)	8,693,091	(178,675)

Year ended December 31, 2016
Profit and loss
Total revenue	709,372	-	-	709,372
Mining and processing costs excluding
depreciation	(385,295)	-	1,498	(383,797)
Depreciation and amortization	(186,124)	(2,165)	(22,636)	(210,925)
Mining and processing costs	(571,419)	(2,165)	(21,138)	(594,722)
Royalties	(32,976)	-	-	(32,976)
Exploration and corporate expenditure	(6,270)	(128)	-	(6,398)
Other (expenses)/income and JV profit	(47,200)	(713)	(72)	(47,985)
Finance costs	(154,288)	-	148,990	(5,298)
Finance income	1,345	14,599	(11,209)	4,735
(Loss)/profit before income tax	(101,436)	11,593	116,571	26,728
Income tax expense	22,962	-	-	22,962
Net (loss)/profit for the year	(78,474)	11,593	116,571	49,690
Capital expenditure	208,708	362	-	209,070
Total assets	2,790,160	6,852,741	(6,639,428)	3,003,473
Total liabilities	(2,515,598)	(3,339,052)	6,077,236	(222,586)

Country of operation	DRC	Jersey

$000	Kibali	Corporate	Intercompany eliminations and consolidation entries	Total

Year ended December 31, 2015
Profit and loss
Total revenue	747 272	-	-	747,272
Mining and processing costs excluding
depreciation	(358,872)	-	669	(358,203)
Depreciation and amortization	(160,900)	(2,055)	(29,554)	(192,509)
Mining and processing costs	(519,772)	(2,055)	(28,885)	(550,712)
Royalties	(30,196)	-	-	(30,196)
Exploration and corporate expenditure	(4,211)	(4,037)	-	(8,248)
Other (expenses)/income and JV profit	(2,861)	161	967	(1,733)
Finance costs	(149,710)	-	144,334	(5,376)
Finance income	1,245	14,750	(11,177)	4,818
Profit before income tax	41,767	8,819	105,239	155,825
Income tax expense	(20,750)	-	2,910	(17,840)
Net profit for the year	21,017	8,819	108,149	137,985
Capital expenditure	274,952	2,145	-	277,097
Total assets	2,713,792	6,572,090	(6,251,120)	3,034,762
Total liabilities	(2,654,254)	(3,197,100)	5,607,776	(243,578)